Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment, net, consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Motor vehicle	917,135	496,185	70,923
Office equipment	289,688	1,133,534	162,024
Leasehold improvement	—	4,081,600	583,411
Subtotal	1,206,823	5,711,319	816,358
Less: accumulated depreciation	(625,973)	(1,454,437)	(207,893)
Property and equipment, net	580,850	4,256,882	608,465

Depreciation expenses for the years ended December 31, 2023, 2024 and 2025 amounted to RMB188,276, RMB171,957 and RMB1,007,868 (US$144,061), respectively.